UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-PX
ANNUAL REPORT OF PROXY VOTING RECORD OF REGISTERED
MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number 811-21409
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Pioneer Municipal High Income Advantage Trust
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(Exact name of registrant as specified in charter)

60 State Street Boston, MA  02109
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(Address of principal executive offices)

Terrence J. Cullen
60 State Street
Boston, MA  02109
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(Name and address of agent for service)

Registrant's telephone number, including area code:  (617) 742-7825

Date of fiscal year end:  March 31

Date of reporting period:  July 1, 2018 to June 30, 2019

SIGNATURES

Pursuant to the requirements of the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)  Pioneer Municipal High Income Advantage Trust

By (Signature and Title) /s/ Lisa Jones
                         -------------------------
                         Lisa Jones, Chief Executive Officer
                         & President

Date: August 19, 2019

=================== Pioneer Muni High Income Advantage Trust ===================

TARRANT COUNTY CULTURAL EDUCATION FACILITIES FINANCE CORP.

Ticker:                      Security ID:  87638RHY6
Meeting Date: APR 04, 2019   Meeting Type: Written Consent
Record Date:  FEB 22, 2019

#     Proposal                                Mgt Rec   Vote Cast    Sponsor
1     Vote On The Plan                        None      For          Management
2     Consent To The Releases Contained In    None      For          Management
      Section 15.03 Of The Plan

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TARRANT COUNTY CULTURAL EDUCATION FACILITIES FINANCE CORP.

Ticker:                      Security ID:  87638RHZ3
Meeting Date: APR 04, 2019   Meeting Type: Written Consent
Record Date:  FEB 22, 2019

#     Proposal                                Mgt Rec   Vote Cast    Sponsor
1     Vote On The Plan                        None      For          Management
2     Consent To The Releases Contained In    None      For          Management
      Section 15.03 Of The Plan

========== END NPX REPORT